Note 26 - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 187,078	€ 253,989
Interest-bearing deposits [Abstract]
Demand deposits	162,444	131,726
Time deposits	188,468	158,851
Savings deposits	87,496	84,617
Total interest-bearing deposits	438,408	375,195
Total deposits	€ 625,486	€ 629,183